Cover	Jan. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 06, 2025
Entity File Number	001-05152
Entity Registrant Name	PACIFICORP
Entity Tax Identification Number	93-0246090
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	825 N.E. Multnomah Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97232
City Area Code	888
Local Phone Number	221-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000075594
Amendment Flag	false